SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH (Details)					1 Months Ended							12 Months Ended
	Dec. 12, 2019 CNY (¥)	Jun. 12, 2019 USD ($)	Jan. 23, 2019	Feb. 08, 2018 CNY (¥)	Nov. 30, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($) agreement	Dec. 31, 2015 USD ($) agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 15, 2020	Dec. 31, 2019 CNY (¥)	Jun. 23, 2019 CNY (¥)	Jun. 12, 2019 CNY (¥)	Nov. 30, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							¥ 179,978,003							¥ 179,978,003			¥ 217,394,132
Restricted cash							179,262,714					$ 31,838,902		179,262,714			221,656,071
Drawdowns repaid												$ 32,874,273	¥ 228,864,111	188,234,207	¥ 49,997,837
East West Bank loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							99,978,003							99,978,003			48,910,799
Number of line of credit agreements | agreement										2	2
Debt term										1 year	1 year
Face amount					¥ 37,796,907
Maximum credit facility amount																					¥ 100,000,000	¥ 100,000,000
Interest rate (in percent)					4.20%					2.80%	2.80%										2.80%	2.80%
Collateral deposits										$ 16,000,000	$ 16,000,000										¥ 103,674,877	¥ 103,674,877
Restricted cash							109,811,200							109,811,200			56,525,358
Drawdowns repaid					¥ 52,933,631	¥ 35,930,480
East West Bank loan | Subsequent Event
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Interest rate (in percent)																4.75%
Bank of China loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							¥ 20,000,000							20,000,000			20,000,000
Debt term	1 year			1 year			1 year		6 months
Face amount	¥ 20,000,000			¥ 20,000,000			¥ 20,000,000		¥ 10,000,000					¥ 20,000,000			20,000,000
Interest rate (in percent)	4.5675%			4.5675%			4.5675%		4.5675%					4.5675%
SPD Silicon Valley Bank loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings							¥ 60,000,000							¥ 60,000,000			120,000,000
Debt term		1 year						1 year
Maximum credit facility amount																			¥ 120,000,000	¥ 60,000,000
Interest rate (in percent)		4.35%																	4.35%
Collateral deposits		$ 19,149,307						$ 10,000,000											¥ 132,000,000	¥ 66,288,600
SPD Silicon Valley Bank loan | Jiangsu Xiaoniu
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Debt term		1 year
Face amount																			60,000,000
SPD Silicon Valley Bank loan | Changzhou Niudian
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Debt term		1 year
Face amount																			¥ 60,000,000
Bank of Ningbo loan
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings																	28,483,333
Bank of Ningbo loan | Beijing Niudian [Member]
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Short-term bank borrowings																		¥ 28,483,333
Debt term			1 year
Face amount																	28,483,333
Interest rate (in percent)																		5.32%
Restricted cash																	¥ 30,000,000
Restricted Cash Borrowings Guaranteed																		¥ 30,000,000